Consolidated Statements of Financial Condition (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Cash and due from banks	$ 6,046	$ 6,145
Interest-earning demand deposits with banks	803	1,374
Cash and Cash Equivalents	6,849	7,519
Securities held to maturity (fair value of $78,605 and $77,975, respectively)	78,228	78,518
Loans receivable, net of allowance for loan losses of $3,577 and $3,634, respectively	239,274	231,449
Other real estate owned	1,039	1,283
Premises and equipment	8,246	8,298
Federal Home Loan Bank of New York stock, at cost	2,030	1,710
Bank owned life insurance	7,299	7,246
Accrued interest receivable	1,431	1,251
Other assets	3,059	2,978
Total Assets	347,455	340,252
Deposits:
Non-interest bearing	26,679	24,821
Interest bearing	239,081	241,247
Total Deposits	265,760	266,068
Advances from Federal Home Loan Bank of New York	37,100	30,000
Advance payments by borrowers for taxes and insurance	664	575
Other liabilities	2,641	2,584
Total Liabilities	306,165	299,227
Stockholders’ Equity
Common stock, par value $0.10; 10,000,000 shares authorized; 5,620,625 issued; 5,010,437 outstanding	562	562
Paid-in capital	24,691	24,689
Retained earnings	21,982	21,766
Unallocated common stock held by ESOP (63,229 and 67,447 shares, respectively)	(632)	(674)
Treasury stock, at cost, 610,188 shares	(5,244)	(5,244)
Accumulated other comprehensive loss	(69)	(74)
Total Stockholders’ Equity	41,290	41,025
Total Liabilities and Stockholders’ Equity	$ 347,455	$ 340,252